Investments in unconsolidated joint ventures, Summary of Disbursements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disbursements [Abstract]
Total disbursements	$ 646	$ 1,524	$ 0
California 19 Inc. [Member]
Disbursements [Abstract]
Total disbursements	1,475	2,359	0
California 20 Inc. [Member]
Disbursements [Abstract]
Total disbursements	$ 1,475	$ 2,141	$ 0